Fair Value of Financial Instruments (Details) - Schedule of level 3 financial instruments measured at fair value on recurring basis - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total	$ 438,322	$ (654,946)	$ (392,902)	$ 433,602
Convertible notes payable [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total			(19,246)	(300,899)
Notes payable to related party [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total		(19,246)		(80,936)
Derivative financial instruments [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total				739,485
Contingent acquisition consideration [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total	$ 438,322	$ (635,700)	$ (373,656)	$ 75,952